SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Subsidiaries

The following table shows the subsidiaries of the Company, their jurisdiction or place of incorporation and the Company's attributable equity interest:

Entity	Jurisdiction or Place of Incorporation	Attributable Equity Interest

Stevia Ventures International Ltd.	BVI	100%

Stevia Asia Limited	Hong Kong SAR	100%

Stevia Technew Limited	Hong Kong SAR	70%

All inter-company balances and transactions have been eliminated.

Schedule of Potentially Outstanding Dilutive Common Shares

The following table shows the potentially outstanding dilutive common shares excluded from the diluted net income (loss) per common share calculation as they were anti-dilutive:

	Potentially Outstanding Dilutive Common Shares
	For the Interim Period Ended September 30, 2012	For the Period from April 11, 2011 (inception) through September 30, 2011

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	*	-

On March 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	*	-

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

Total potentially outstanding dilutive common shares	3,000,000	6,000,000

*	The number of common shares of which these convertible notes were able to convert to is currently undeterminable as these convertible notes' conversion price is the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.